Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	SCHWAB ANNUITY PORTFOLIOS
Entity Central Index Key	0000918266
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2024
Document Effective Date	Apr. 02, 2024
Prospectus Date	Apr. 02, 2024
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus:
Trading Symbol	SWPXX